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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number: ___________
   This Amendment (Check only one.): [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookside Capital Management, LLC*
Address: John Hancock Tower
         200 Clarendon Street
         Boston, Massachusetts 02116

Form 13F File Number: 28-06625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William E. Pappendick IV
Title:   Managing Director
Phone:   (617) 516-2000

Signature, Place, and Date of Signing:

/s/William E. Pappendick IV               Boston, MA               02/14/2013
---------------------------              -------------             ----------
        [Signature]                      [City, State]               [Date]

* Brookside Capital Management, LLC is the general partner of Brookside Capital Investors, L.P., which is the general partner of Brookside Capital Partners Fund, L.P. Brookside Capital Management, LLC is also the general partner of Brookside Capital Investors II, L.P., which is the general partner of Brookside Capital Trading Fund, L.P.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 4

Form 13F Information Table Entry Total:           43

Form 13F Information Table Value Total:        4,467,096
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number                   Name

1    28-06924               Brookside Capital Investors, L.P.

2    28-06946               Brookside Capital Partners Fund, L.P.

3    28-13491               Brookside Capital Trading Fund, L.P.

4    28-13492               Brookside Capital Investors II, L.P.

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                       BROOKSIDE CAPITAL MANAGEMENT, LLC
                   FORM 13F INFORMATION TABLE AS OF 12/31/12

                                                                                                VOTING AUTHORITY
                                                                            INVESTMENT  OTHER   ----------------
NAME OF ISSUER                 TITLE OF CLASS    CUSIP    1,000    SHARES   DISCRETION MANAGERS SOLE SHARED NONE
--------------                ---------------- --------- ------- ---------- ---------- -------- ---- ------ ----
AKAMAI TECHNOLOGIES INC       COM              00971T101 130,198  3,182,552                      X
AMETEK INC NEW                COM               31100100  84,454  2,247,904                      X
AUTOZONE INC                  COM               53332102 214,140    604,181                      X
BRIGHTCOVE INC                COM              10921T101   4,701    520,006                      X
CANADIAN PAC RY LTD           COMMON           13645T100 102,848  1,012,158                      X
CBS CORP NEW                  CL B             124857202  89,949  2,363,978                      X
CISCO SYS INC                 COM              17275R102 124,361  6,329,000                      X
CTRIP COM INTL LTD            AMERICAN DEP SHS 22943F100 127,566  5,629,568                      X
CYS INVTS INC                 COM              12673A108  47,538  4,025,235                      X
DIRECTV                       COM              25490A309  49,587    988,570                      X
DOLLAR GEN CORP NEW           COM              256677105 234,888  5,327,474                      X
E M C CORP MASS               COM              268648102 204,392  8,078,743                      X
EXPRESS SCRIPTS HLDG CO       COM              30219G108 262,282  4,857,077                      X
FEDEX CORP                    COM              31428X106 143,729  1,567,042                      X
FORTINET INC                  COM              3.50E+113  79,261  3,770,740                      X
GOLAR LNG LTD BERMUDA         SHS              G9456A100  25,513    693,674                      X
HCA HOLDINGS INC              COM              40412C101  95,526  3,166,262                      X
HOME INNS & HOTELS MGMT INC   SPON ADR         43713W107  35,304  1,221,604                      X
IDENIX PHARMACEUTICALS INC    COM              45166R204  61,425 12,664,950                      X
KINDER MORGAN INC DEL         COM              49456B101 180,863  5,119,236                      X
KINDER MORGAN INC DEL         *W EXP 05/25/201 49456B119  77,589 20,526,185                      X
LAMAR ADVERTISING CO          CL A             512815101  54,932  1,417,609                      X
MAP PHARMACEUTICALS INC       COM              56509R108  46,943  2,999,526                      X
MEAD JOHNSON NUTRITION CO     COM              582839106 202,342  3,070,909                      X
MEDIVATION INC                COM              58501N101  32,914    643,357                      X
MICHAEL KORS HLDGS LTD        COM              G60754101 158,914  3,114,129                      X
MONSANTO CO NEW               COM              61166W101 136,848  1,445,836                      X
NEW ORIENTAL ED & TECH GRP I  SPON ADR         647581107 100,974  5,196,823                      X
NIELSEN HOLDINGS N V          COM              N63218106 103,793  3,393,024                      X
NORTHSTAR RLTY FIN CORP       COM              66704R100  42,764  6,074,411                      X
PALO ALTO NETWORKS INC        COM              697435105  18,732    350,000                      X
PRICELINE COM INC             COM              741503403  40,631     65,492                      X
PUMA BIOTECHNOLOGY INC        COM              74587V107  15,478    825,515                      X
RALPH LAUREN CORP             CL A             751212101 172,908  1,153,338                      X
RUCKUS WIRELESS INC           COM              781220108   7,029    312,000                      X
SENSATA TECHNOLOGIES HLDG BV  SHS              N7902X106 206,274  6,350,813                      X
TRANSDIGM GROUP INC           COM              893641100 198,939  1,458,925                      X
ULTA SALON COSMETCS & FRAG I  COM              90384S303 174,195  1,772,798                      X
VERIFONE SYS INC              COM              92342Y109  71,848  2,420,760                      X
VMWARE INC                    CL A COM         928563402 102,749  1,091,451                      X
WORKDAY INC                   CL A             98138H101   5,450    100,000                      X
YANDEX N V                    SHS CLASS A      N97284108  47,652  2,212,271                      X
YOUKU TUDOU INC               SPONSORED ADR    98742U100 148,670  8,150,747                      X